Brighthouse Asset Allocation 100 Portfolio Shareholder Fees - Brighthouse Asset Allocation 100 Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class B
Prospectus [Line Items]
Shareholder Fee, Other	$ 0